CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 1,308,227	$ 259,505	$ 129,152
Accounts receivable, net	35,963	1,907
Inventory	654,128	446,575	159,472
Prepaid expenses	76,546	40,283	26,640
Deposits and other current assets	266,199	75,995	145,671
TOTAL CURRENT ASSETS	2,341,063	824,265	460,935
Lease right-of-use asset	816,703	1,004,167	1,222,853
Fixed assets, net	2,611,376	1,020,035	771,996
Other assets			5,380
Total long term assets	3,428,079	2,024,202	2,000,229
TOTAL ASSETS	5,769,142	2,848,467	2,461,164
CURRENT LIABILITIES
Accounts payable	150,184	249,353	218,082
Accrued expenses	210,413	197,350	489,179
Accrued legal liability	165,000	809,127	790,606
Notes payable	478,704	128,021	219,617
Notes payable – related party	300,000	0
Notes payable - convertible, net	0	10,000	453,991
Notes payable - convertible - related party, net	1,689,746	1,025,000	0
Subscription liability		40,000
Lease liability - current portion	308,697	267,289	221,997
TOTAL CURRENT LIABILITIES	3,302,744	2,726,140	2,393,472
Lease liability - net of current portion	587,972	826,388	1,094,970
TOTAL LIABILITIES	3,890,716	3,552,528	3,488,442
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, $0.001 par value, 5,000,000 shares authorized, none issued and outstanding
Common stock, $0.001 par value, 1,000,000,000 shares authorized, 248,520,598 and 224,836,785 shares issued and outstanding, respectively as of September 30, 2021, and December 31, 2020	248,522	224,838	200,736
Additional paid-in capital	41,936,255	28,714,488	24,216,042
Accumulated deficit	(40,306,351)	(29,643,387)	(25,444,056)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	1,878,426	(704,061)	(1,027,278)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 5,769,142	$ 2,848,467	$ 2,461,164